TAXATION - Net operating loss carry forwards (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Net operating loss carryforwards	$ 1,602,433	$ 877,231
Net operating loss carryforwards, provided for valuation allowance	$ 1,602,433	$ 877,231